Note 3 - Other Comprehensive Income (Loss) (Details) - Components of Other Comprehensive Income (Loss) and Related Tax Effects - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Securities available for sale:
Gross unrealized gains (losses) arising during the period	$ 344	$ 38	$ (1,272)
Gross unrealized gains (losses) arising during the period	137	(218)	(647)
Gross unrealized gains (losses) arising during the period	207	256	(625)
Less reclassification of net gains included in net income	6	0	0
Less reclassification of net gains included in net income	3	0	0
Less reclassification of net gains included in net income	3	0	0
Net unrealized gains (losses) arising during the period	338	38	(1,272)
Net unrealized gains (losses) arising during the period	134	(218)	(647)
Net unrealized gains (losses) arising during the period	204	256	(625)
Other comprehensive income (loss)	338	38	(1,272)
Other comprehensive income (loss)	134	(218)	(647)
Other comprehensive income (loss)	$ 204	$ 256	$ (625)